FIXED ASSETS AND INTERNALLY DEVELOPED SOFTWARE, NET (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets and Internally Developed Software, Net
Fixed assets and internally developed software, net consisted of the following (in thousands):

	December 31,
	2024	2023
Fixed assets, net:
Land	$2,209	$2,695
Building and improvements	12,036	13,531
Furniture and equipment	112,137	95,614
Leasehold improvements	22,591	14,389
Purchased software	7,285	5,212
Less: Accumulated depreciation and amortization	(111,780)	(97,332)
Total fixed assets, net	$44,478	$34,109

Internally developed software, net:
Capitalized internal-use software	$98,435	$85,445
Less: Accumulated depreciation and amortization	(66,173)	(58,030)
Total internally developed software, net	$32,262	$27,415
Fixed assets and internally developed software, net consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Fixed assets, net:
Land	$2,209	$2,209
Building and improvements	9,373	12,036
Furniture and equipment	125,521	112,137
Leasehold improvements	27,821	22,591
Purchased software	7,488	7,285
Less: Accumulated depreciation and amortization	(124,551)	(111,780)
Total fixed assets, net	$47,861	$44,478

Internally developed software, net:
Capitalized internal-use software	$109,942	$98,435
Less: Accumulated depreciation and amortization	(73,955)	(66,173)
Total internally developed software, net	$35,987	$32,262